Summary of Significant Accounting Policies: Revenue Recognition, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Revenue Recognition, Policy	(f) Revenue Recognition

The Company derives revenue primarily by providing consulting services and the sale of oil and gas. In accordance with Accounting Standard Codification (“ASC”) 605, “Revenue Recognition”, revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered and the goods have been delivered, the amount is fixed and determinable, and collection is reasonably assured. Customer advances are deferred and recognized as revenue when the Company has completed all of its performance obligations relating to the consulting services.